Stock Options and Warrants (Details) (Stock Options, USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock Options
Number of Shares
Number of Shares, Outstanding	2,285,000	2,299,000	2,299,000	344,000
Stock option granted	40,000	2,000	2,000	2,017,000
Number of Shares, Exercised		(4,000)	(4,000)
Number of Shares, Forfeited/Expired		(6,000)	(12,000)	(62,000)
Number of Shares, Forfeited/Expired 1		(6,000)
Number of Shares, Outstanding	2,325,000	2,285,000	2,285,000	2,299,000
Number of Shares, Exercisable	2,315,000	2,285,000	2,285,000	2,269,000
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding	$ 1.72	$ 1.79	$ 1.79	$ 2.01
Weighted Average Exercise Price, Granted	$ 1.80	$ 1.38	$ 1.38	$ 1.70
Weighted Average Exercise Price, Exercised			$ 0.68
Weighted Average Exercise Price, Forfeited/Expired			$ 3.55	$ 2.19
Weighted Average Exercise Price, Outstanding	$ 1.73	$ 1.72	$ 1.72	$ 1.79
Weighted Average Exercise Price, Exercisable	$ 1.73	$ 1.72	$ 1.72	$ 1.78
Weighted Average Remaining Contractual Term, Outstanding (in years)	1 year 5 months 5 days	1 year 6 months 29 days	1 year 6 months 29 days	5 years 8 months 1 day
Weighted Average Remaining Contractual Term, Granted (in years)	5 years 22 days			11 months 9 days
Weighted Average Remaining Contractual Term, Outstanding (in years)	8 months 27 days	9 months 29 days	1 year 5 months 5 days	1 year 6 months 29 days
Weighted Average Remaining Contractual Term, Exercisable (in years)	8 months 19 days	9 months 29 days	1 year 5 months 5 days	1 year 6 months
Aggregate Intrinsic Value, Outstanding	$ 1,100	$ 52,960	$ 52,960	$ 13,860
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited/Expired
Aggregate Intrinsic Value, Outstanding	68,340	580	1,100	52,960
Aggregate Intrinsic Value, Exercisable	$ 68,340	$ 580	$ 1,100	$ 52,960